UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 61.35%	Shares	Value
Administrative and Support Services - 2.70%
CreditRiskMonitor.com, Inc.	780	$2,621
Ctrip.com International Limited - ADR*	11,600	513,416
PayPal Holdings, Inc.*	70,600	2,725,160
		3,241,197
Broadcasting (except Internet) - 3.97%
The E.W. Scripps Company - Class A	76,000	1,184,840
The Madison Square Garden Company - Class A*^	16,366	2,722,648
MSG Networks Inc. - Class A*	49,100	848,939
		4,756,427
Cable Distributor - 6.02%
Liberty Broadband Corporation - Series A*	19,000	1,105,040
Liberty Broadband Corporation - Series C*	44,000	2,549,800
Liberty Global plc - Series C*	88,000	3,305,280
Liberty Global plc LiLAC - Series C*	6,740	255,311
		7,215,431
Credit Intermediation and Related Activities - 0.67%
LendingTree, Inc.*^	8,233	805,023

Data Processing, Hosting and Related Services - 0.32%
CoStar Group, Inc.*	2,000	376,340

Data Processor - 3.65%
MasterCard, Inc. - Class A	16,600	1,568,700
Verisk Analytics, Inc. - Class A*	7,600	607,392
Visa, Inc. - Class A	28,800	2,202,624
		4,378,716
Defense - 3.78%
CACI International, Inc. - Class A*	35,000	3,734,500
ManTech International Corporation - Class A	25,000	799,750
		4,534,250
E-Commerce - 7.54%
eBay, Inc.*	54,400	1,297,984
Liberty Interactive Corporation - Class A*	148,000	3,737,000
Liberty Ventures - Series A*	102,400	4,005,888
		9,040,872
Holding Company - 0.92%
Icahn Enterprises LP	17,444	1,099,844

Media - 9.52%
Liberty Media Corporation - Class A*	97,000	3,747,110
Liberty Media Corporation - Class C*	144,000	5,484,960
Starz - Class A*	82,800	2,180,124
		11,412,194
Non-Store Retailers - 1.24%
Copart, Inc.*	36,000	1,467,720
Overstock.com, Inc.*	1,000	14,380
		1,482,100
Other Information Services - 9.07%
Alphabet, Inc. - Class A*	6,000	4,577,400
Alphabet, Inc. - Class C*	6,000	4,469,700
Yahoo! Inc.*	49,600	1,825,776
		10,872,876
Performing Arts, Spectator Sports, and Related Industries - 0.54%
Live Nation Entertainment, Inc.*	29,000	646,990

Professional, Scientific, and Technical Services - 0.01%
Monster Worldwide, Inc.*	2,000	6,520

Publishing Industries (except Internet) - 0.19%
Journal Media Group Inc.	19,375	231,725

Rental and Leasing Services - 0.21%
Comdisco Holding Company, Inc.*	56,000	255,360

Satellite Telecommunications - 9.56%
DISH Network Corp. - Class A*	80,600	3,728,556
EchoStar Corporation - Class A*	174,400	7,724,176
		11,452,732
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.44%
The Bitcoin Investment Trust*	9,200	500,480
MarketAxess Holdings, Inc.	5,700	711,531
OTC Markets Group Inc. - Class A	30,600	515,610
		1,727,621
Telecommunications - 0.00%
ICTC Group Inc.*	149	3,278

TOTAL COMMON STOCKS
(cost $32,214,686)		73,539,496

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	-

TOTAL ESCROW NOTES
(cost $0)		-

RIGHTS - 0.10%	Shares
Rental and Leasing Services - 0.10%
Comdisco Holding Company, Inc.*^#	1,800,000	117,900

TOTAL RIGHTS
(cost $21,920)		117,900

SHORT-TERM INVESTMENTS - 38.54%
Money Market Funds - 0.09%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	110,519	110,519

	Principal
	Amount
U.S. Treasury Obligations - 38.45%
United States Treasury Bills, Maturity Date: 04/07/2016, Yield to Maturity 0.22%	$1,808,000	1,807,968
United States Treasury Bills, Maturity Date: 04/28/2016, Yield to Maturity 0.21%	21,671,000	21,668,313
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	22,618,000	22,614,245
		46,090,526
TOTAL SHORT-TERM INVESTMENTS
(cost $46,197,104)		46,201,045

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.70%	Shares
Money Market Funds - 0.70%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	838,738	838,738

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $838,738)		838,738

TOTAL INVESTMENTS - 100.69%
(cost $79,272,448)(a)		$120,697,179

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $816,785 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$41,453,681
Gross unrealized depreciation	(28,950)
Net unrealized appreciation	$41,424,731

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 96.21%	Shares	Value
Chemical Manufacturing - 10.36%
Agenus, Inc.*	148	$616
AmpliPhi Biosciences Corp.*	20	79
Gilead Sciences, Inc.	9,000	826,740
Ionis Pharmaceuticals, Inc.*	17,000	688,500
Lonza Group AG*	6,000	1,015,236
		2,531,171
Pharmaceutical and Biotechnology - 75.89%
AbbVie Inc.	14,000	799,680
Alkermes plc*	25,000	854,750
Arena Pharmaceuticals, Inc.*^	45,000	88,650
AstraZeneca plc - ADR^	28,000	788,480
Biogen Inc.*	6,750	1,757,160
Bristol-Myers Squibb Company	34,000	2,171,920
Celgene Corporation*	7,000	700,630
Celldex Therapeutics Inc.*	26,294	99,392
Eli Lilly & Company	23,000	1,656,230
GlaxoSmithKline plc - ADR	24,673	1,000,490
Immune Pharmaceuticals Inc.*	17	7
Johnson & Johnson	15,000	1,623,000
Merck & Co., Inc.	16,000	846,560
Merrimack Pharmaceuticals, Inc.*^	25,000	209,250
Novartis AG - ADR	18,000	1,303,920
Onconova Therapeutics, Inc.*^	24,000	13,920
Osiris Therapeutics, Inc.*^	21,000	119,910
Pfizer, Inc.	46,000	1,363,440
Progenics Pharmaceuticals, Inc.*^	67,200	292,992
Roche Holding AG Limited - ADR	24,000	735,000
Sanofi - ADR	27,000	1,084,320
Shire plc - ADR^	6,000	1,031,400
Synta Pharmaceuticals Corp.*^	18,000	4,320
		18,545,421
Professional, Scientific, and Technical Services - 9.96%
Affymetrix, Inc.*	104,000	1,457,040
Albany Molecular Research, Inc.*^	56,000	856,240
Codexis, Inc.*	5,611	17,450
Pacific Biosciences of California Inc.*^	12,000	102,000
		2,432,730
TOTAL COMMON STOCKS
(cost $16,699,062)		23,509,322

RIGHTS - 0.02%
Funds, Trusts, and Other Financial Vehicles - 0.01%
Ligand Pharmaceuticals Inc.	44,000	704
Ligand Pharmaceuticals Inc.*	44,000	1,452
Ligand Pharmaceuticals Inc.	44,000	1,144
Ligand Pharmaceuticals Inc.*	44,000	88
		3,388
Pharmaceutical and Biotechnology - 0.01%
Sanofi*	15,538	1,771

TOTAL RIGHTS
(cost $0)		5,159

SHORT-TERM INVESTMENTS - 3.81%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	364	364

	Principal
	Amount
U.S. Treasury Obligations - 3.81%
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	$932,000	931,845

TOTAL SHORT-TERM INVESTMENTS
(cost $932,078)		932,209

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 13.28%	Shares
Money Market Funds - 13.28%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	3,244,728	3,244,728

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $3,244,728)		3,244,728

TOTAL INVESTMENTS - 113.32%
(cost $20,875,868)(a)		$27,691,418

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $816,785 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$41,453,681
Gross unrealized depreciation	(28,950)
Net unrealized appreciation	$41,424,731

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 71.42%	Shares	Value
Asset Management - 10.38%
Brookfield Asset Management Inc. - Class A	5,800	$201,782
JZ Capital Partners Limited	9,000	51,511
Onex Corporation	6,900	419,037
Partners Value Investments Inc.*	1,200	29,244
		701,574
Cable Distributor - 1.28%
Altice SA*	400	7,128
Liberty Broadband Corporation - Series A*	700	40,712
Liberty Broadband Corporation - Series C*	600	34,770
Numericable Group SA	100	4,209
		86,819
Crop Production - 0.31%
Cresud S.A.C.I.F.y A. - ADR*	1,785	20,777

Global Exchanges - 0.60%
BM&F Bovespa SA	9,470	40,296

Holding Company - 20.01%
Bollore SA	92,000	357,401
Clarke Inc.	33,000	231,222
Dundee Corporation - Class A*	17,800	82,457
HRG Group, Inc.*	200	2,786
Icahn Enterprises LP	5,994	377,922
Investor AB - B Shares	100	3,540
Siem Industries Inc.	6,600	297,000
		1,352,328
Insurance Carriers and Related Activities - 5.92%
Fairfax Financial Holdings Limited	715	400,400

Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.54%
The Howard Hughes Corporation*	2,900	307,081

Media - 4.99%
Liberty Media Corporation - Class A*	3,600	139,068
Liberty Media Corporation - Class C*	5,200	198,068
		337,136
Mining (except Oil and Gas) - 7.67%
Franco-Nevada Corporation	1,800	110,484
NovaCopper Inc.*	666	250
NovaGold Resources Inc.*^	4,000	20,160
Sandstorm Gold Limited*	3,600	11,844
Silver Wheaton Corporation^	22,650	375,537
		518,275
Motion Picture and Sound Recording Industries - 0.29%
DreamWorks Animation SKG, Inc. - Class A*	800	19,960

Oil and Gas - 6.17%
Texas Pacific Land Trust	2,866	417,032

Oil and Gas Extraction - 0.81%
Continental Resources, Inc.*	1,800	54,648

Other Information Services - 0.02%
Internet Initiative Japan Inc. - ADR	100	1,045

Pipeline Transportation - 0.12%
Rubis SCA	100	8,030

Publishing Industries (except Internet) - 0.08%
Promotora de Informaciones S.A. - ADR*	240	1,541
Promotora de Informaciones S.A. - Class A*	610	4,026
		5,567
Real Estate - 3.92%
Brookfield Property Partners LP	281	6,513
Dream Unlimited Corp. - Class A*	40,800	258,230
		264,743
Restaurants - 0.58%
Restaurant Brands International, Inc.	1,018	39,529

Satellite Telecommunications - 2.12%
DISH Network Corp. - Class A*	800	37,008
EchoStar Corporation - Class A*	2,400	106,296
		143,304
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.89%
The Bitcoin Investment Trust*	1,100	59,840

Telecommunications - 0.15%
Cable & Wireless Communications plc	9,000	9,960

Transportation - 0.09%
Clarkson plc	200	6,377

Transportation Equipment Manufacturing - 0.40%
HEICO Corporation - Class A	575	27,370

Water Transportation - 0.08%
A.P. Moeller-Maersk A/S - ADR	800	5,272

TOTAL COMMON STOCKS
(cost $4,571,428)		4,827,363

	Principal
CORPORATE BONDS - 0.48%	Amount
General Merchandise Stores - 0.48%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	32,390

TOTAL CORPORATE BONDS
(cost $39,500)		32,390

PURCHASED PUT OPTIONS - 0.11%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.11%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	2	1,875
Expiration Date: January 2017, Exercise Price: $25.00	4	5,480

TOTAL PURCHASED PUT OPTIONS
(cost $9,106)		7,355

WARRANTS - 0.09%	Shares
General Merchandise Stores - 0.09%
Sears Holdings Corporation*^	1,390	6,116

TOTAL WARRANTS
(cost $19,439)		6,116

SHORT-TERM INVESTMENTS - 27.91%
Money Market Funds - 0.01%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	836	836

	Principal
	Amount
U.S. Treasury Obligations - 27.90%
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	$1,886,000	1,885,687

TOTAL SHORT-TERM INVESTMENTS
(cost $1,886,258)		1,886,523

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.08%	Shares
Money Market Funds - 6.08%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	410,972	410,972

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $410,972)		410,972

TOTAL INVESTMENTS - 106.09%
(cost $6,936,703)(a)		$7,170,719

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $379,554 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
[d]	- 100 shares per contract.
ADR	- American Depository Receipt.
ETF	- Exchange Traded Fund.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,102,347
Gross unrealized depreciation	(868,331)
Net unrealized appreciation	$234,016

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 86.02%	Shares	Value
Apparel Manufacturing - 0.18%
L Brands, Inc.	15,800	$1,387,398

Asset Management - 7.21%
Brookfield Asset Management Inc. - Class A	1,041,800	36,244,222
Onex Corporation	315,000	19,129,950
Partners Value Investments Inc.*	800	19,495
RIT Capital Partners plc	20,600	488,180
		55,881,847
Beverage and Tobacco Product Manufacturing - 0.14%
Brown-Forman Corporation - Class A	450	48,011
Crimson Wine Group Limited*	127,000	1,064,260
		1,112,271
Broadcasting (except Internet) - 0.89%
CBS Corporation - Class B	124,600	6,864,214

Cable Distributor - 2.51%
Liberty Broadband Corporation - Series A*	89,300	5,193,688
Liberty Broadband Corporation - Series C*	246,200	14,267,290
		19,460,978
Chemical Manufacturing - 0.11%
Platform Specialty Products Corporation*^	98,000	842,800

E-Commerce - 2.98%
Liberty Interactive Corporation - Class A*	577,200	14,574,300
Liberty Ventures - Series A*	219,200	8,575,104
		23,149,404
Electrical Equipment, Appliance, and Component Manufacturing - 0.00%
Danaher Corporation	100	9,486

Electronics and Appliance Stores - 0.01%
Sears Hometown and Outlet Stores Inc.*	13,600	87,312

Food Manufacturing - 0.05%
The Kraft Heinz Company	4,800	377,088

Gaming - 1.43%
Las Vegas Sands Corp.	107,000	5,529,760
MGM Resorts International*	95,700	2,051,808
Wynn Resorts Limited^	37,200	3,475,596
		11,057,164
General Merchandise Stores - 0.55%
Sears Canada Inc.*^	317,400	888,720
Sears Holdings Corporation*^	220,000	3,368,200
		4,256,920
Global Exchanges - 0.05%
JSE Limited	37,000	373,415

Holding Company - 7.91%
Bollore SA	475,500	1,847,222
Dundee Corporation - Class A*	143,400	664,286
Icahn Enterprises LP	805,600	50,793,080
Leucadia National Corporation	416,400	6,733,188
Siem Industries Inc.	29,700	1,336,500
		61,374,276
Insurance Carriers and Related Activities - 1.89%
Markel Corporation*	16,400	14,621,748

Lessors of Nonresidential Buildings (except Miniwarehouses) - 11.06%
The Howard Hughes Corporation*	786,600	83,293,074
Rouse Properties, Inc.	137,200	2,521,736
		85,814,810
Lessors of Residential Buildings and Dwellings - 0.96%
Equity Lifestyle Properties, Inc. - REIT	101,900	7,411,187

Manufactured Brands - 2.91%
Jarden Corporation*	383,000	22,577,850

Media - 8.79%
Discovery Communications, Inc. - Class A*	196,000	5,611,480
Discovery Communications, Inc. - Class C*	161,400	4,357,800
Liberty Media Corporation - Class A*	441,500	17,055,145
Liberty Media Corporation - Class C*	737,500	28,091,375
Scripps Networks Interactive - Class A	27,400	1,794,700
Starz - Class A*	382,600	10,073,858
Viacom Inc. - Class B	29,600	1,221,888
		68,206,246
Mining (except Oil and Gas) - 2.18%
Franco-Nevada Corporation^	272,100	16,701,498
Silver Wheaton Corporation^	12,400	205,592
		16,907,090
Motion Picture and Sound Recording Industries - 3.05%
DreamWorks Animation SKG, Inc. - Class A*	948,300	23,660,085

Motor Vehicle and Parts Dealers - 2.99%
AutoNation, Inc.*^	497,000	23,199,960

Oil and Gas - 11.52%
Texas Pacific Land Trust[c]	614,240	89,378,062

Oil and Gas Extraction - 1.31%
Canadian Natural Resources Limited	42,500	1,147,500
Continental Resources, Inc.*	110,000	3,339,600
Tourmaline Oil Corp.*	269,400	5,704,331
		10,191,431
Oil Refining - 0.03%
Par Pacific Holdings, Inc.*	11,600	217,616

Other Exchanges - 3.61%
CBOE Holdings Inc.	420,800	27,490,864
Urbana Corporation - Class A	364,178	532,773
		28,023,637
Performing Arts, Spectator Sports, and Related Industries - 2.65%
Live Nation Entertainment, Inc.*	922,500	20,580,975

Real Estate - 1.86%
Brookfield Property Partners LP^	71,064	1,647,263
Dream Unlimited Corp. - Class A*^	306,000	1,936,724
Forest City Realty Trust, Inc. - Class A	512,600	10,810,734
		14,394,721
Restaurants - 2.45%
The Wendy's Company	1,745,800	19,011,762

Satellite Telecommunications - 4.38%
DISH Network Corp. - Class A*	398,400	18,429,984
EchoStar Corporation - Class A*^	351,200	15,554,648
		33,984,632
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.04%
The Bitcoin Investment Trust*	5,600	304,640

Utilities - 0.32%
Brookfield Infrastructure Partners LP^	58,600	2,468,818

TOTAL COMMON STOCKS
(cost $477,565,600)		667,189,843

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+	$200,000	-

TOTAL ESCROW NOTES
(cost $0)		-

PURCHASED PUT OPTIONS - 0.01%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.01%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	18	16,875
Expiration Date: January 2017, Exercise Price: $25.00	18	24,660

TOTAL PURCHASED PUT OPTIONS
(cost $52,507)		41,535

WARRANTS - 0.05%	Shares
General Merchandise Stores - 0.05%
Sears Holdings Corporation*^	94,631	416,376

TOTAL WARRANTS
(cost $1,567,656)		416,376

SHORT-TERM INVESTMENTS - 13.73%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	568	568

	Principal
	Amount
U.S. Treasury Obligations - 13.73%
United States Treasury Bills, Maturity Date: 04/07/2016, Yield to Maturity 0.22%	$5,355,000	5,354,904
United States Treasury Bills, Maturity Date: 04/28/2016, Yield to Maturity 0.21%	46,036,000	46,030,291
United States Treasury Bills, Maturity Date: 05/05/2016, Yield to Maturity 0.20%	1,488,000	1,487,881
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	53,599,000	53,590,103
		106,463,179
TOTAL SHORT-TERM INVESTMENTS
(cost $106,454,487)		106,463,747

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.84%	Shares
Money Market Funds - 1.84%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	14,285,696	14,285,696

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $14,285,696)		14,285,696

TOTAL INVESTMENTS - 101.65%
(cost $599,925,946)(a)		$788,397,197

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $13,938,581 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
[c]	- Affiliated issuer.
[d]	- 100 shares per contract.
ETF	- Exchange Traded Fund.
REIT	- Real Estate Investment Trust.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$256,307,753
Gross unrealized depreciation	(67,836,502)
Net unrealized appreciation	$188,471,251

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 91.82%	Shares	Value
Asset Management - 8.53%
Associated Capital Group, Inc. - Class A*	19,200	$537,984
GAMCO Investors, Inc. - Class A	19,200	711,552
JZ Capital Partners Limited	194,400	1,112,636
Onex Corporation	133,100	8,112,567
Partners Value Investments Inc.*	191,000	4,654,591
RIT Capital Partners plc	99,200	2,350,846
Sprott, Inc.	1,680	3,285
		17,483,461
Beverage and Tobacco Product Manufacturing - 0.49%
Crimson Wine Group Limited*	119,600	1,002,248

Chemical Manufacturing - 2.74%
Inter Parfums, Inc.	102,600	3,170,340
Platform Specialty Products Corporation*^	283,600	2,438,960
		5,609,300
Construction of Buildings - 1.00%
Green Brick Partners, Inc.*^	109,300	829,587
TRI Pointe Group, Inc.*	104,200	1,227,476
		2,057,063
Credit Intermediation and Related Activities - 1.44%
Emergent Capital, Inc.*^	735,250	2,955,705

E-Commerce - 0.50%
Liberty Ventures - Series A*	26,300	1,028,856

Electronics and Appliance Stores - 1.18%
Sears Hometown and Outlet Stores Inc.*	375,700	2,411,994

Forestry and Logging - 0.02%
Keweenaw Land Association Limited*	380	32,680

Gaming - 2.22%
Tropicana Entertainment Inc.*	256,600	4,554,676

General Merchandise Stores - 1.18%
Sears Canada Inc.*^	613,100	1,716,680
Sears Holdings Corporation*^	46,500	711,915
		2,428,595
Holding Company - 12.28%
Dundee Corporation - Class A*	854,700	3,959,312
Icahn Enterprises LP	336,294	21,203,337
		25,162,649
Insurance Carriers and Related Activities - 1.06%
AmTrust Financial Services, Inc.	49,800	1,288,824
Greenlight Capital Re, Limited - Class A*	41,000	893,390
		2,182,214
Lessors of Nonresidential Buildings (except Miniwarehouses) - 8.25%
The Howard Hughes Corporation*	159,600	16,900,044

Machinery Manufacturing - 0.48%
Colfax Corporation*	34,500	986,355

Manufactured Brands - 9.37%
Jarden Corporation*	304,000	17,920,800
Movado Group, Inc.	46,700	1,285,651
		19,206,451
Media - 0.84%
Starz - Class A*	65,000	1,711,450

Merchant Wholesalers, Durable Goods - 0.42%
Dorman Products, Inc.*	15,800	859,836

Mining (except Oil and Gas) - 0.15%
McEwen Mining Inc.^	160,600	301,928

Motion Picture and Sound Recording Industries - 4.47%
DreamWorks Animation SKG, Inc. - Class A*	367,500	9,169,125

Motor Vehicle and Parts Dealers - 0.59%
Penske Automotive Group, Inc.	31,700	1,201,430

Oil and Gas - 13.86%
Texas Pacific Land Trust	195,280	28,415,193

Oil and Gas Extraction - 0.00%
Biloxi Marsh Lands Corporation	100	1,080

Oil Refining - 1.36%
Par Pacific Holdings, Inc.*	148,519	2,786,216

Other Exchanges - 0.50%
Urbana Corporation - Class A	695,071	1,016,851

Performing Arts, Spectator Sports, and Related Industries - 2.76%
Live Nation Entertainment, Inc.*	253,500	5,655,585

Pipeline Transportation - 1.42%
Rubis SCA	36,250	2,910,939

Publishing Industries (except Internet) - 0.26%
Promotora de Informaciones S.A. - ADR*	64,644	415,015
Value Line, Inc.	7,615	122,068
		537,083
Real Estate - 6.89%
Dream Unlimited Corp. - Class A*^	2,230,000	14,114,033

Rental and Leasing Services - 0.02%
Comdisco Holding Company, Inc.*	7,560	34,473

Restaurants - 4.97%
The Wendy's Company	935,000	10,182,150

Satellite Telecommunications - 0.20%
Loral Space & Communications Inc.*	11,400	400,482

Telecommunications - 0.05%
CIBL, Inc.*	18	23,850
ICTC Group Inc.*	208	4,576
LICT Corporation*	16	84,400
		112,826
Transportation Equipment Manufacturing - 2.32%
American Railcar Industries, Inc.^	44,000	1,792,120
Federal-Mogul Holdings Corporation*	300,600	2,969,928
		4,762,048
TOTAL COMMON STOCKS
(cost $220,806,707)		188,175,019

RIGHTS - 0.18%
Rental and Leasing Services - 0.18%
Comdisco Holding Company, Inc.*#	5,634,807	369,080

TOTAL RIGHTS
(cost $1,088,543)		369,080

WARRANTS - 0.02%
General Merchandise Stores - 0.02%
Sears Holdings Corporation*^	9,591	42,201

TOTAL WARRANTS
(cost $97,553)		42,201

SHORT-TERM INVESTMENTS - 7.48%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	165	165

	Principal
	Amount
U.S. Treasury Obligations - 7.48%
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	$15,335,000	15,332,454

TOTAL SHORT-TERM INVESTMENTS
(cost $15,330,462)		15,332,619

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 4.90%	Shares
Money Market Funds - 4.90%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	10,042,888	10,042,888

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $10,042,888)		10,042,888

TOTAL INVESTMENTS - 104.40%
(cost $247,366,153)(a)		$213,961,807

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $9,571,510 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
ADR	- American Depository Receipt.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross unrealized appreciation	$33,697,946
Gross unrealized depreciation	(67,102,292)
Net unrealized depreciation	$(33,404,346)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

COMMON STOCKS - 67.77%	Shares	Value
Administrative and Support Services - 0.02%
Markit Limited*	200	$7,070

Asset Management - 10.83%
Associated Capital Group, Inc. - Class A*	200	5,604
Brookfield Asset Management Inc. - Class A	8,000	278,320
Federated Investors, Inc. - Class B	3,600	103,860
JZ Capital Partners Limited	19,600	112,179
Oaktree Capital Group LLC^	9,600	473,568
Onex Corporation	39,900	2,423,127
Partners Value Investments Inc.*	43,216	1,053,156
Senvest Capital Inc.*	120	11,621
Sprott, Inc.	41,155	80,488
		4,541,923
Beverage and Tobacco Product Manufacturing - 0.10%
Crimson Wine Group Limited*	5,080	42,570

Credit Intermediation and Related Activities - 2.13%
Emergent Capital, Inc.*	221,800	891,636

Data Processor - 5.49%
MasterCard, Inc. - Class A	8,200	774,900
Visa, Inc. - Class A	20,000	1,529,600
		2,304,500
Gaming - 3.30%
Tropicana Entertainment Inc.*	78,000	1,384,508

Global Exchanges - 2.29%
JSE Limited	44,000	444,061
London Stock Exchange Group plc	12,800	518,427
		962,488
Holding Company - 10.25%
Clarke Inc.	1,000	7,007
Dundee Corporation - Class A*	158,600	734,698
Icahn Enterprises LP	56,400	3,556,020
		4,297,725
Insurance Carriers and Related Activities - 1.36%
Fairfax Financial Holdings Limited	60	33,600
Markel Corporation*	600	534,942
		568,542
Lessors of Nonresidential Buildings (except Miniwarehouses) - 5.88%
The Howard Hughes Corporation*	23,300	2,467,237

Merchant Wholesalers, Durable Goods - 0.08%
A-Mark Precious Metals, Inc.	1,600	31,840

Mining (except Oil and Gas) - 0.00%
Silver Wheaton Corporation^	100	1,658

Oil and Gas - 10.44%
Texas Pacific Land Trust	30,100	4,379,851

Other Exchanges - 4.96%
CBOE Holdings Inc.	20,000	1,306,600
NZX Limited	359,002	253,105
Urbana Corporation - Class A	356,004	520,814
		2,080,519

Real Estate - 4.13%
Dream Unlimited Corp. - Class A*	274,000	1,734,191

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.10%
The Bitcoin Investment Trust*	4,000	217,600
CME Group, Inc.	4,000	384,200
IntercontinentalExchange Group, Inc.	2,000	470,280
Ladenburg Thalmann Financial Services Inc.*	12,000	30,000
OTC Markets Group Inc. - Class A	86,385	1,455,587
		2,557,667
Transportation - 0.03%
Clarkson plc	400	12,754

U.S. Equity Exchanges - 0.38%
NASDAQ, Inc.	2,400	159,312

TOTAL COMMON STOCKS
(cost $24,306,189)		28,425,991

	Principal
CORPORATE BONDS - 0.01%	Amount
General Merchandise Stores - 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	4,510

TOTAL CORPORATE BONDS
(cost $5,500)		4,510

PURCHASED PUT OPTIONS - 0.03%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles - 0.03%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	6	5,625
Expiration Date: January 2017, Exercise Price: $25.00	6	8,220

TOTAL PURCHASED PUT OPTIONS
(cost $17,472)		13,845

RIGHTS - 0.00%	Shares
Asset Management - 0.00%
W.P. Stewart & Co., Limited*+	205	-

TOTAL RIGHTS
(cost $0)		-

WARRANTS - 0.00%
General Merchandise Stores - 0.00%
Sears Holdings Corporation*	193	849

TOTAL WARRANTS
(cost $3,070)		849

SHORT-TERM INVESTMENTS - 32.39%
Money Market Funds - 0.30%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	125,255	125,255

	Principal
	Amount
U.S. Treasury Obligations - 32.09%
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	$13,464,000	13,461,765

TOTAL SHORT-TERM INVESTMENTS
(cost $13,585,126)		13,587,020

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.15%	Shares
Money Market Funds - 1.15%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	481,734	481,734

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $481,734)		481,734

TOTAL INVESTMENTS - 101.35%
(cost $38,399,091)(a)		$42,513,949

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $470,474 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,891,625
Gross unrealized depreciation	(5,776,767)
Net unrealized appreciation	$4,114,858

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

	Principal
CORPORATE BONDS - 52.74%	Amount	Value
Beverage and Tobacco Product Manufacturing - 0.73%
PepsiCo, Inc., 0.950%, 02/22/2017#	$200,000	$200,379

Computer and Electronic Product Manufacturing - 2.38%
Apple, Inc., 1.050%, 05/05/2017#	250,000	250,989
Intel Corp., 1.950%, 10/01/2016	200,000	201,403
Texas Instruments Inc., 2.375%, 05/16/2016	200,000	200,462
		652,854
Consumer Staples - 0.73%
The Procter & Gamble Company, 0.750%, 11/04/2016	200,000	200,078

Credit Intermediation and Related Activities - 7.95%
Branch Banking & Trust Company, 1.450%, 10/03/2016	180,000	180,463
Capital One Bank (USA), NA, 1.200%, 02/13/2017	250,000	249,564
Caterpillar Financial Services Corporation, 2.650%, 04/01/2016	200,000	200,000
Citigroup Inc., 1.300%, 11/15/2016	350,000	350,500
John Deere Capital Corporation, 1.050%, 12/15/2016	200,000	200,346
Key Bank NA, 1.100%, 11/25/2016	250,000	250,186
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	299,421
PNC Bank NA, 1.300%, 10/03/2016	250,000	250,507
Wells Fargo & Company, 1.250%, 07/20/2016	200,000	200,363
		2,181,350
Electrical Equipment, Appliance, and Component Manufacturing - 1.10%
Danaher Corporation, 2.300%, 06/23/2016	200,000	200,760
Whirlpool Corporation, 1.350%, 03/01/2017	100,000	99,992
		300,752
Food and Beverage Stores - 1.09%
The Kroger Co., 1.200%, 10/17/2016	300,000	300,560

Food Manufacturing - 1.64%
Kellogg Company, 1.875%, 11/17/2016	100,000	100,635
The Kraft Heinz Company, 2.000%, 09/12/2016	150,000	148,482
William Wrigley Jr. Company, 1.400%, 10/21/2016, Acquired 10/28/2013 at $200,272■	200,000	200,445
		449,562
Food Services and Drinking Places - 1.46%
Starbucks Corporation, 0.875%, 12/05/2016	400,000	400,401

General Merchandise Stores - 0.73%
Wal-Mart Stores, Inc., 0.600%, 04/11/2016	200,000	200,005

Health and Personal Care Stores - 0.73%
CVS Health Corporation, 1.200%, 12/05/2016	200,000	200,411

Holding Company - 0.91%
Berkshire Hathaway Finance Corp., 0.950%, 08/15/2016#	250,000	250,269

Household and Personal Products - 0.73%
Colgate-Palmolive Company, 1.300%, 01/15/2017#	200,000	200,944

Insurance Carriers and Related Activities - 3.66%
Aetna Inc., 1.750%, 05/15/2017#	300,000	301,460
American International Group, Inc., 5.450%, 05/18/2017#	400,000	417,500
UnitedHealth Group Inc., 1.875%, 11/15/2016	285,000	287,017
		1,005,977

Machinery Manufacturing - 1.97%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	239,161
Illinois Tool Works, Inc., 0.900%, 02/25/2017#	300,000	300,452
		539,613
Merchant Wholesalers, Nondurable Goods - 1.64%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	299,194
Express Scripts Holding Company, 3.125%, 05/15/2016	150,000	150,412
		449,606
Miscellaneous Manufacturing - 3.84%
3M Co., 1.375%, 09/29/2016	250,000	250,901
Becton Dickinson & Co.
1.450%, 05/15/2017	300,000	300,563
1.800%, 12/15/2017	300,000	301,386
Stryker Corporation, 2.000%, 09/30/2016	200,000	201,258
		1,054,108
Motor Vehicle and Parts Dealers - 0.91%
AutoZone, Inc., 1.300%, 01/13/2017	250,000	250,861

Oil and Gas Extraction - 0.73%
Occidental Petroleum Corporation, 1.750%, 02/15/2017#	200,000	200,428

Other Information Services - 0.81%
Google, Inc., 2.125%, 05/19/2016	222,000	222,429

Petroleum and Coal Products Manufacturing - 4.02%
Chevron Corporation, 0.889%, 06/24/2016	200,000	200,091
Exxon Mobil Corporation, 0.921%, 03/15/2017#	200,000	200,342
Hess Corporation, 1.300%, 06/15/2017	350,000	345,977
Phillips 66, 2.950%, 05/01/2017	350,000	356,545
		1,102,955
Pharmaceutical and Biotechnology - 4.66%
Amgen Inc., 2.300%, 06/15/2016	427,000	428,240
Johnson & Johnson, 0.700%, 11/28/2016#	300,000	300,010
Medtronic, Inc., 0.875%, 02/27/2017#	250,000	249,914
Pfizer, Inc., 1.100%, 05/15/2017#	300,000	301,084
		1,279,248
Pharmaceuticals - 0.73%
Mylan Inc., 1.800%, 06/24/2016	200,000	200,155

Publishing Industries (except Internet) - 0.36%
Thomson Reuters Corporation, 0.875%, 05/23/2016	100,000	99,980

Support Activities for Mining - 0.91%
Schlumberger Investment SA, 1.950%, 09/14/2016, Acquired 01/10/2014 at $251,146■	250,000	250,672

Support Activities for Transportation - 1.10%
GATX Corporation, 3.500%, 07/15/2016	300,000	301,810

Telecommunications - 1.65%
AT&T, Inc., 2.400%, 03/15/2017	250,000	252,977
Vodafone Group plc, 1.625%, 03/20/2017	200,000	200,833
		453,810
Transportation Equipment Manufacturing - 1.97%
Lockheed Martin Corp., 2.125%, 09/15/2016	250,000	251,453
VW Credit, Inc., 1.875%, 10/13/2016	290,000	290,164
		541,617
Utilities - 2.20%
Duke Energy Corporation, 2.150%, 11/15/2016	400,000	402,866
Xcel Energy, Inc., 0.750%, 05/09/2016	200,000	199,978
		602,844
Waste Management and Remediation Services - 1.40%
Waste Management, Inc., 2.600%, 09/01/2016	383,000	385,501

TOTAL CORPORATE BONDS
(cost $14,480,366)		14,479,179

U.S. GOVERNMENT AGENCY ISSUES - 1.09%[1]
U.S. Government Agency Issues - 1.09%
Federal Home Loan Mortgage Corporation, 0.500%, 05/13/2016	300,000	300,056

TOTAL U.S. GOVERNMENT AGENCY ISSUES
(cost $299,994)		300,056

U.S. TREASURY OBLIGATIONS - 9.48%
United States Treasury Notes - 9.48%
0.250%, 04/15/2016	500,000	500,007
0.625%, 07/15/2016#	250,000	250,206
0.625%, 10/15/2016#	300,000	300,334
0.625%, 02/15/2017#	200,000	200,059
0.750%, 06/30/2017	500,000	500,537
0.875%, 08/15/2017#	850,000	852,158

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,596,335)		2,603,301

EXCHANGE TRADED FUNDS - 21.10%	Shares
Funds, Trusts, and Other Financial Vehicles - 21.10%
iShares 1-3 Year Credit Bond ETF	27,000	2,846,340
PIMCO Enhanced Short Maturity ETF	4,700	473,666
SPDR Barclays Short Term Corporate Bond ETF#	24,000	735,120
Vanguard Short-Term Corporate Bond ETF	21,700	1,736,651

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,791,777

SHORT-TERM INVESTMENTS - 15.54%
Money Market Funds - 0.05%
Fidelity Institutional Government Portfolio - Class I, 0.23%#[b]	12,647	12,647

	Principal
	Amount
U.S. Treasury Obligations - 15.49%
United States Treasury Bills, Maturity Date: 04/28/2016, Yield to Maturity 0.21%	$703,000	702,913
United States Treasury Bills, Maturity Date: 05/19/2016, Yield to Maturity 0.23%	2,334,000	2,333,613
United States Treasury Bills, Maturity Date: 06/02/2016, Yield to Maturity 0.11%	1,218,000	1,217,682
		4,254,208
TOTAL SHORT-TERM INVESTMENTS
(cost $4,266,590)		4,266,855

TOTAL INVESTMENTS - 99.95%
(cost $27,448,077)(a)		$27,441,168

Percentages are stated as a percent of net assets.

#	- All or a portion of the securities have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 1.64%.
[1]	- The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
ETF	- Exchange Traded Fund.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross unrealized appreciation	$18,720
Gross unrealized depreciation	(25,629)
Net unrealized depreciation	$(6,909)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - March 31, 2016 (Unaudited)

		Principal
CONVERTIBLE BONDS - 6.51%		Amount	Value
Computer and Electronic Product Manufacturing - 0.43%
Quantum Corp., 4.500%, 11/15/2017		$500,000	$370,938

Mining (except Oil and Gas) - 5.51%
Detour Gold Corporation, 5.500%, 11/30/2017		1,000,000	983,125
Kirkland Lake Gold Inc., 6.000%, 06/30/2017	CAD	350,000	279,326
Royal Gold, Inc., 2.875%, 06/15/2019		3,664,000	3,522,020
			4,784,471
Real Estate - 0.57%
Forest City Enterprises, Inc., 4.250%, 08/15/2018		446,000	495,617

TOTAL CONVERTIBLE BONDS
(cost $6,061,004)			5,651,026

CORPORATE BONDS - 82.42%
Ambulatory Health Care Services - 0.36%
DaVita HealthCare Partners Inc., 5.750%, 08/15/2022		300,000	314,250

Apparel Manufacturing - 3.53%
L Brands, Inc.
6.625%, 04/01/2021		200,000	225,980
5.625%, 02/15/2022		2,600,000	2,838,992
			3,064,972
Broadcasting (except Internet) - 3.96%
Cablevision Systems Corporation, 5.875%, 09/15/2022		200,000	169,000
CCO Holdings LLC/Capital Corporation, 5.250%, 09/30/2022		1,150,000	1,187,375
Sinclair Television Group, 5.375%, 04/01/2021		250,000	258,750
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $782,163■		750,000	787,500
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,007,119■		1,050,000	1,036,875
			3,439,500
Cable Distributor - 1.41%
Altice SA, 7.750%, 05/15/2022, Acquired 07/02/2014 at $266,179■		250,000	247,270
Numericable Group SA, 6.000%, 05/15/2022, Acquired 06/11/2014-11/04/2014 at $1,041,394■		1,000,000	980,000
			1,227,270
Chemical Manufacturing - 6.43%
Ashland Inc., 4.750%, 08/15/2022		3,800,000	3,871,250
LSB Industries, Inc., 7.750%, 08/01/2019^		1,850,000	1,706,625
			5,577,875
Construction of Buildings - 9.78%
Lennar Corporation, 4.750%, 11/15/2022		5,160,000	5,198,700
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019		3,295,000	3,286,763
			8,485,463
Credit Intermediation and Related Activities - 0.21%
Ally Financial, Inc., 8.000%, 03/15/2020		161,000	180,722

E-Commerce - 4.33%
IAC/InterActiveCorp, 4.750%, 12/15/2022		4,250,000	3,755,938

Food Manufacturing - 6.45%
Post Holdings, Inc.
6.750%, 12/01/2021, Acquired 04/17/2014-07/14/2015 at $514,809■		500,000	528,125
7.375%, 02/15/2022		4,775,000	5,067,469
			5,595,594
Gaming - 4.14%
MGM Resorts International, 6.625%, 12/15/2021		756,000	814,590
Wynn Las Vegas LLC
5.375%, 03/15/2022^		2,300,000	2,325,162
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $488,049■		500,000	451,875
			3,591,627

Holding Company - 1.92%
Icahn Enterprises, 5.875%, 02/01/2022	1,750,000	1,669,500

Hospitals - 0.22%
Community Health System, Inc., 7.125%, 07/15/2020	200,000	190,000

Lessors of Nonresidential Buildings (except Miniwarehouses) - 3.88%
The Howard Hughes Corporation, 6.875%, 10/01/2021, Acquired 03/05/2014-04/17/2014 at $3,599,458■	3,400,000	3,366,000

Merchant Wholesalers, Durable Goods - 0.32%
HD Supply, Inc., 11.500%, 07/15/2020	250,000	278,594

Mining (except Oil and Gas) - 1.17%
Freeport-McMoRan Copper & Gold Inc., 3.550%, 03/01/2022	1,100,000	772,750
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	238,000
		1,010,750
Motor Vehicle and Parts Dealers - 4.19%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,638,750

Nonmetallic Mineral Product Manufacturing - 0.32%
USG Corporation, 9.750%, 01/15/2018	250,000	280,875

Non-Store Retailers - 4.59%
Sotheby's, 5.250%, 10/01/2022, Acquired 03/03/2014-10/03/2014 at $4,343,910■	4,426,000	3,983,400

Oil and Gas Extraction - 0.37%
Continental Resources, Inc., 5.000%, 09/15/2022	100,000	86,687
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	230,625
		317,312
Pharmaceuticals - 0.32%
Forest Laboratories, Inc., 5.000%, 12/15/2021, Acquired 04/01/2014 at $262,415■	250,000	279,441

Professional, Scientific, and Technical Services - 0.90%
Lamar Media Corp., 5.000%, 05/01/2023	500,000	522,810
Nielsen Finance LLC, 4.500%, 10/01/2020	250,000	256,563
		779,373
Publishing Industries (except Internet) - 0.60%
TEGNA, Inc.
5.125%, 10/15/2019	250,000	261,937
5.125%, 07/15/2020	250,000	261,250
		523,187
Rail Transportation - 0.29%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019, Acquired 07/09/2014 at $262,771■	250,000	251,250

Real Estate - 7.39%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 07/14/2014-06/19/2015 at $6,241,098■	6,000,000	5,760,000
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	89,000
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	563,115
		6,412,115
Rental and Leasing Services - 2.73%
Hertz Corp., 6.750%, 04/15/2019	200,000	203,398
International Lease Finance Corp., 8.250%, 12/15/2020	1,850,000	2,166,813
		2,370,211
Satellite Telecommunications - 3.66%
Dish DBS Corp.
4.625%, 07/15/2017	3,000,000	3,067,500
7.875%, 09/01/2019	100,000	110,375
		3,177,875
Software and Services - 1.72%
Crown Castle International Corp., 4.875%, 04/15/2022	723,000	775,562
Nuance Communications, Inc., 5.375%, 08/15/2020, Acquired 02/14/2014-07/29/2014 at $706,125■	700,000	713,563
		1,489,125

Telecommunications - 4.74%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	482,925
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	497,250
7.625%, 06/15/2021	500,000	559,375
Level 3 Financing, Inc., 7.000%, 06/01/2020	200,000	208,765
Millicom International Cellular SA, 4.750%, 05/22/2020, Acquired 08/28/2014 at $390,975■	390,000	372,938
SoftBank Group Corp., 4.500%, 04/15/2020, Acquired 04/24/2014-06/19/2015 at $1,413,641■	1,400,000	1,422,750
Sprint Communications Inc., 9.000%, 11/15/2018, Acquired 12/30/2013 at $111,834■	100,000	105,250
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	367,500
Virgin Media Secured Finance plc, 5.375%, 04/15/2021, Acquired 02/11/2014 at $91,463■	90,000	94,162
		4,110,915
Transportation Equipment Manufacturing - 2.15%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	249,687
Lear Corp., 4.750%, 01/15/2023#	500,000	516,250
Navistar International Corp., 8.250%, 11/01/2021	1,500,000	1,102,500
		1,868,437
Utilities - 0.34%
NRG Energy, Inc., 7.625%, 01/15/2018	100,000	106,750
ONEOK Inc., 4.250%, 02/01/2022	230,000	192,050
		298,800
TOTAL CORPORATE BONDS
(cost $73,928,569)		71,529,121

MUNICIPAL BONDS - 0.29%
Air Transportation - 0.29%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025+[c]	2,000,000	142,500
6.000%, 07/01/2037+[c]	1,500,000	106,875

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		249,375

ESCROW NOTES - 0.03%
Holding Company - 0.03%
Energy Future Intermediate Holdings Co. LLC[c]	1,000,000	30,000

TOTAL ESCROW NOTES
(cost $38,521)		30,000

EXCHANGE TRADED NOTES - 0.01%	Shares
Credit Intermediation and Related Activities - 0.01%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	4,067

TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		4,067

MUTUAL FUNDS - 6.66%
Funds, Trusts, and Other Financial Vehicles - 6.66%
AllianceBernstein Income Fund, Inc.	130,600	1,025,210
DoubleLine Opportunistic Credit Fund^	50,000	1,330,000
PIMCO Dynamic Income Fund	88,200	2,297,610
PIMCO Income Opportunity Fund	9,850	204,388
PIMCO Income Strategy Fund	10,000	95,600
PIMCO Income Strategy Fund II	10,000	87,500
Special Opportunities Fund Inc.	19,600	256,172
Western Asset Mortgage Defined Opportunity Fund Inc.^	19,200	437,184
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,332
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	18,224

TOTAL MUTUAL FUNDS
(cost $6,393,459)		5,776,220

PURCHASED PUT OPTIONS - 0.00%	Contracts[d]
Motion Picture and Sound Recording Industries - 0.00%
DreamWorks Animation SKG, Inc. - Class A*
Expiration Date: January 2017, Exercise Price: $8.00	144	2,160

TOTAL PURCHASED PUT OPTIONS
(cost $6,546)		2,160

SHORT-TERM INVESTMENTS - 2.16%	Shares
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 0.23%[b]	1,031	1,031

	Principal
	Amount
U.S. Treasury Obligations - 2.16%
United States Treasury Bills, Maturity Date: 04/28/2016, Yield to Maturity 0.10%	$1,153,000	1,152,857
United States Treasury Bills, Maturity Date: 06/02/2016, Yield to Maturity 0.11%	721,000	720,812
		1,873,669
TOTAL SHORT-TERM INVESTMENTS
(cost $1,874,808)		1,874,700

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 5.31%	Shares
Money Market Funds - 5.31%
Mount Vernon Securities Lending Trust - Prime Portfolio, 0.52%[b]	4,606,125	4,606,125

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING
(cost $4,606,125)		4,606,125

TOTAL INVESTMENTS - 103.39%
(cost $95,158,115)(a)		$89,722,794

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2016.  Total loaned securities had a market value of $4,500,853 at March 31, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

#	- All or a portion of the securities have been committed as collateral for written option contracts.
■	- Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 24.24%.
+	- Security is considered illiquid. The aggregate value of such securities is $249,375 or 0.29% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of March 31, 2016.
[c]	- Default or other conditions exist and the security is not presently accruing income.
[d]	- 100 shares per contract.
CAD	- Canadian Dollars.
ETN	- Exchange Traded Note.

(a) Cost for Federal income tax purposes as of March 31, 2016, is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the
Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$1,002,669
Gross Unrealized Depreciation	(6,437,990)
Net Unrealized Depreciation	$(5,435,321)

Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master
Portfolio’s financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

As would be reflected in the Statement of Assets and Liabilities of the Master Portfolios, the following is a summary of the fair values of derivative instruments as of March 31, 2016:

The Global Portfolio

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$7,355		$-
Total		$7,355		$-

The Paradigm Portfolio
	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$41,535		$-
Total		$41,535		$-

The Market Opportunities Portfolio

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$13,845		$-
Total		$13,845		$-

The Alternative Income Portfolio

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Written Put Options		$-	Written put option contracts, at value	$183,818
Total		$-		$183,818

The Multi-Disciplinary Income Portfolio

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
Purchased Put Options	Investments, at value	$2,160		$-
Total		$2,160		$-
Written Put Options		$-	Written put option contracts, at value	$2,896
Total		$-		$2,896

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”).
Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest asked price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at a quote provided by third party pricing agents. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. If none of the third party pricing agents publish a price and it is the day of expiration, expiring options will be priced at intrinsic value. Debt obligations (including convertible securities) that are either investment grade or non- investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost.

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2016, 0.00%, 0.00% and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2016.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of March 31, 2016:
Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$73,536,218	$3,278	(1)	$-		$73,539,496
Escrow Notes		-		-	*	-
Rights	117,900	-		-		117,900
Short-Term Investments	110,519	46,090,526		-		46,201,045
Investments Purchased with the Cash
Proceeds from Securities Lending	838,738	-		-		838,738
Total Investments in Securities	$74,603,375	$46,093,804		-	*	$120,697,179

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

	Telecommunications	$3,278

	Transfers out of Level 2 into Level 1	$257,981

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2015	-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2016	$-	*

Description	Fair Value at 3/31/2016		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$3,822,311	$1,005,052	(1)	$-	$4,827,363
Corporate Bonds	-	32,390		-	32,390
Purchased Put Options	-	7,355		-	7,355
Warrants	6,116	-		-	6,116
Short-Term Investments	836	1,885,687		-	1,886,523
Investments Purchased with the Cash
Proceeds from Securities Lending	410,972	-		-	410,972
Total Investments in Securities	$4,240,235	$2,930,484		$-	$7,170,719

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$448,281
	Holding Company	297,000
	Publishing Industries (except Internet	1,541
	Real Estate	258,230
		$1,005,052

	Transfers out of Level 1 into Level 2	$298,541

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$639,062,843	$28,127,000	(1)	$-		$667,189,843
Escrow Notes	-	-		-	*	-
Purchased Put Options	-	41,535		-		41,535
Warrants	416,376	-		-		416,376
Short-Term Investments	568	106,463,179		-		106,463,747
Investments Purchased with the Cash
Proceeds from Securities Lending	14,285,696	-		-		14,285,696
Total Investments in Securities	$653,765,483	$134,631,714		$-	*	$788,397,197

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$19,149,445
	Holding Company	1,336,500
	Oil and Gas Extraction	5,704,331
	Real Estate	1,936,724
		$28,127,000

	Transfers out of Level 1 into Level 2	$1,336,500

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2015	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2016	$-	*

Description	Fair Value at 3/31/16		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,509,322	$-	$-	$23,509,322
Rights	1,771	3,388	-	5,159
Short-Term Investments	364	931,845	-	932,209
Investments Purchased with the Cash
Proceeds from Securities Lending	3,244,728	-	-	3,244,728
Total Investments in Securities	$26,756,185	$935,233	$-	$27,691,418

Transfers out of Level 1 into Level 2	$3,388

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$160,849,307	$27,325,712	(1)	$-	$188,175,019
Rights	369,080	-		-	369,080
Warrants	42,201	-		-	42,201
Short-Term Investments	165	15,332,454		-	15,332,619
Investments Purchased with the Cash
Proceeds from Securities Lending	10,042,888	-		-	10,042,888
Total Investments in Securities	$171,303,641	$42,658,166		$-	$213,961,807

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$12,767,158
	Oil and Gas Extraction	1,080
	Publishing Industries (except Internet	415,015
	Real Estate	14,114,033
	Telecommunications	28,426
		$27,325,712

Transfers out of Level 1 into Level 2	$415,015
Transfers out of Level 2 into Level 1	$118,873

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

^ See Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$23,203,896	$5,222,095	(1)	$-		$28,425,991
Corporate Bonds	-	4,510		-		4,510
Purchased Put Options	-	13,845		-		13,845
Rights	-	-		-	*	–
Warrants	849	-		-		849
Short-Term Investments	125,255	13,461,765		-		13,587,020
Investments Purchased with the Cash
Proceeds from Securities Lending	481,734	-		-		481,734
Total Investments in Securities	$23,811,734	$18,702,215		$-	*	$42,513,949

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

	Asset Management	$3,487,904
	Real Estate	1,734,191
		$5,222,095

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2015	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2016	$-	*

Description	Fair Value at 03/31/16	Valuation Techniques	Unobservable Input	Range
Rights	$-	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$14,479,179	$-	$14,479,179
U.S. Government Agency Issues	-	300,056	-	300,056
U.S. Treasury Obligations	-	2,603,301	-	2,603,301
Exchange Traded Funds	5,791,777	-	-	5,791,777
Short-Term Investments	12,647	4,254,208	-	4,266,855
Total Investments in Securities	$5,804,424	$21,636,744	$-	$27,441,168

Liabilities
Put Options Written	$-	$183,818	$-	$183,818

For the period ended March 31, 2016, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$5,651,026	$-	$5,651,026
Corporate Bonds	-	71,529,121	-	71,529,121
Municipal Bonds	-	249,375	-	249,375
Escrow Notes	-	30,000	-	30,000
Exchange Traded Notes	4,067	-	-	4,067
Mutual Funds	5,776,220	-	-	5,776,220
Purchased Put Options	-	2,160	-	2,160
Short-Term Investments	1,031	1,873,669	-	1,874,700
Investments Purchased with the Cash
Proceeds from Securities Lending	4,606,125	-	-	4,606,125
Total Investments in Securities	$10,387,443	$79,335,351	$-	$89,722,794

For the period ended March 31, 2016, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*:  /s/ Peter B. Doyle
                                               Peter B. Doyle, President

Date:  May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:  /s/ Peter B. Doyle
                                                Peter B. Doyle, President

Date:  May 23, 2016

By (Signature and Title)*:  /s/ Leonid Polyakov
                                                Leonid Polyakov, Treasurer

Date:  May 23, 2016

* Print the name and title of each signing officer under his or her signature.